Commitments and Contingencies (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 18, 2022	Dec. 17, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Transaction fee percentage			5.00%
Transaction fee			$ 3,000,000
Cash payments			1,300,000
Deferred underwriting commissions amount					$ (6,557,250)
Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting commissions price				0.35
Deferred underwriting commissions amount				$ 7,875,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Business combination amount			3,000,000
Maximum [Member]
Commitments and Contingencies [Line Items]
Business combination amount			500,000
Over-Allotment Option [Member] | Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriter day option				45 days
Additional Units (in Shares)				3,000,000
IPO [Member]
Commitments and Contingencies [Line Items]
Sale of an additional units (in Shares)	2,500,000
Offering price (in Dollars per share)	$ 10
Gross proceeds	$ 25,000,000	$ 200,000,000
Aggregate amount		4,500,000	4,500,000
Deferred underwriting commissions amount		$ 7,875,000	$ 7,875,000
IPO [Member] | Underwriter Agreement [Member]
Commitments and Contingencies [Line Items]
Cash underwriting discount price				$ 0.2
Aggregate amount				$ 4,500,000